Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months
Unrealized Losses, 12 months or more	(104)
Unrealized Losses, Total	(104)
Fair value, Less than 12 months
Fair value, 12 months or more	20,418
Fair value, Total	$ 20,418